Employee Benefit Plan, Schedule, Delinquent Participant Contribution (Details) - EBP 001 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Delinquent Participant Contribution [Line Items]
EBP, Schedule of Delinquent Participant Contribution, Pending Correction in VFCP	$ 9,520
EBP, Schedule of Delinquent Participant Contribution, Transferred Late to Plan	$ 9,520